28 Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of operating revenue [Line Items]
Net operating revenue	R$ 17,797,541	R$ 17,983,654	R$ 16,085,094
Metropolitan region of sao paulo [member]
Summary of operating revenue [Line Items]
Net operating revenue	10,722,384	11,849,776	10,295,509
Regional systems [member]
Summary of operating revenue [Line Items]
Net operating revenue	4,435,396	4,284,256	3,958,100
Sanitation services [member]
Summary of operating revenue [Line Items]
Net operating revenue	R$ 15,157,780	R$ 16,134,032	R$ 14,253,609